Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 7,242,103	$ 7,160,959	$ 7,043,935
Less accumulated amortization		(4,401,690)	(3,802,265)
Property and equipment, Total	2,713,282	2,759,269	3,241,670
Equipment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,561,569	6,528,497	6,461,263
Furniture and fixtures [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,981	6,981	6,981
Electronic and computer equipment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	50,587	50,587	50,587
Vehicles [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	417,667	369,595	348,535
Building [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	100,000	100,000	100,000
Land improvements [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	105,299	105,299	76,569
Kiewit property facilities [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,497,436	2,497,436	2,497,436
Less accumulated amortization		(888,307)	(810,826)
Property and equipment, Total	4,322,411	4,368,398	4,928,280
Kiewit property facilities [Member] | Total [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total	$ 1,609,129	$ 1,609,129	$ 1,686,610